Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases
6        Leases

(a)     Balances recognized in the balance sheet

The balance sheet discloses the following lease-related balances:

Right-of-use-asset
December 31, 2018	21,172
Additions and contractual changes	12,659
Depreciation	(3,829)
December 31, 2019	30,002
Additions and contractual changes	(2,731)
Depreciation	(5,366)
December 31, 2020	21,905

December 31, 2020	21,905
Additions and contractual changes	7,205
Depreciation	(3,407)
December 31, 2021	25,703

Lease liabilities
December 31, 2018	22,842
Additions and contractual changes	15,121
Payments	(8,199)
Interest	865
December 31, 2019	30,629
Additions and contractual changes	(2,801)
Payments	(6,693)
Interest	1,914
December 31, 2020	23,049

December 31, 2020	23,049
Additions and contractual changes	5,364
Payments	(4,155)
Interest	2,057
December 31, 2021	26,315

(b)    Expenses recognized in the consolidated statement of income

December 31, 2019
Depreciation	3,829
Interest expense	865
Total	4,694

December 31, 2020
Depreciation	5,366
Interest expense	1,914
Total	7,280

December 31, 2021
Depreciation	3,407
Interest expense	2,057
Total	5,464

Payments of short-term leases

In December 31, 2021 and December 31, 2020 there were no short-term contract expenses (R$294 at December 31, 2019, recognized under ‘General and Administrative Expenses’).

Accounting policy

Getnet leases several floors of office buildings for its administrative departments. Leases are recognized as a right-of-use asset and a corresponding lease liability on the date the leased asset becomes available for use by Getnet.

Each lease payment is allocated between principal and finance costs. Finance costs are recognized in the Consolidated Statement of Income over the lease term. The right-of-use asset is depreciated over the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured at present value.

Lease liabilities include the net present value of the following lease payments:

  Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable.
  Variable lease payments that depend on an index or rate.
  Amounts expected to be payable by the Getnet, under the residual value guarantees.
  The exercise price of purchase options, if Getnet is reasonably certain to exercise the options.
  Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

Lease payments are discounted using Getnet’s incremental borrowing rate, which is the rate Getnet would have to pay on a loan to obtain the funds necessary to acquire an asset of similar value, in a similar economic environment, under equivalent terms and conditions.

Right-of-use assets are measured at cost, according to the following items:

  The initial measurement amount of the lease liability.
  Any lease payments made on or before the commencement date, less any lease incentives received.
  Any initial direct costs.
  Restoration costs.

Getnet’s property leases include extension options. These terms are used to maximize operational flexibility in terms of contract management.

Payments associated with short-term property leases are recognized on the straight-line basis as an expense in profit or loss. Short-term leases are leases with term of 12 months or less.

Estimates and critical accounting judgments

Incremental rate on the lessee’s borrowing

There is no identifiable implicit discount rate to be applied to Getnet’s lease contracts; therefore, Getnet’s incremental borrowing rate is used to calculate the present value of lease liabilities at initial contract recognition.

Getnet’s incremental borrowing rate is the interest rate Getnet would have to pay to borrow the funds necessary to obtain to acquire an asset similar to the leased asset, for a similar term, and with similar collateral, i.e., funds necessary to obtain to obtain an asset with similar value of the right-of-use asset, in a similar economic environment.

Obtaining this rate involves a high degree of judgment and the credit risk of Getnet, the term of the lease, the nature and quality of the collateral offered, and the economic environment in which the transaction is conducted must be taken into consideration. The rate-setting process preferably uses readily observable inputs, based on which the lessee must make the necessary adjustments to arrive at its incremental borrowing rate.

IFRS 16 allows the incremental rate to be determined for a group of contracts, since this option is associated with the validation that the grouped contracts have similar features.

Getnet has made use the aforementioned practical expedient of determining groupings for its leases within the same scoped, as it believes that the effects of its application do not differ materially from the application to individual leases.

Getnet’s criteria regarding the incremental interest rate were:

  Risk-free rate: benchmark rate of the market where the Company operates.
  Credit spread: the spread of the most recent borrowings and the same currency was used.

Determining the lease term

To determine the lease term, management takes into account all facts and circumstances that create an economic incentive to exercise an extension option or not to exercise a termination option. Extension options (or periods after termination options) are included in the lease term only when there is reasonable certainty that the lease will be extended (or will not be terminated).